Label	Element	Value
Azzad Wise Capital Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.27%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.66%)
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.14%
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.azzadasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Azzad Ethical Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-350-3369
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.72%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the highest historical individual federal marginal income tax rates
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.23%)
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in this Fund.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant if your Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts (IRAs) or 401(k) plans.
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.77%
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.azzadasset.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009